STOCK BASED COMPENSATION (Exercise price range) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
$1.31 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, maximum (usd per share)	$ 3.99
Exercise price, minimum (usd per share)	1.31
$4.00 - $4.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, maximum (usd per share)	4.30
Exercise price, minimum (usd per share)	$ 4